Material accounting policy information	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Material accounting policy information

2.	Material accounting policy information

(a)	Statement of compliance

These condensed consolidated interim financial statements of the Company were prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) applicable to the preparation of interim financial statements, including IAS 34 – Interim Financial Reporting. These condensed consolidated interim financial statements should be read in conjunction with the annual audited consolidated financial statements for the years ended December 31, 2025 and 2024, which were prepared in accordance with IFRS as issued by the IASB. These condensed consolidated interim financial statements of the Company were approved for issue by the Board of Directors on November 11, 2026.

(b)	Basis of consolidation

Subsidiaries consist of entities over which the Company is exposed to, or has rights to, variable returns as well as the ability to affect these returns through the power to direct the relevant activities of the entity. Subsidiaries are fully consolidated from the date control is transferred to the Company and are deconsolidated from the date control ceases. The condensed consolidated interim financial statements include all the assets, liabilities, revenues, expenses and cash flows of the Company and its subsidiaries after eliminating inter-entity balances and transactions.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

2.	Material accounting policy information (continued)

These condensed consolidated interim financial statements comprise the financial statements of the Company and its wholly owned subsidiaries Valour Inc., Valour Europe AG, DeFi Middle East DMCC, Stillman Digital Inc. (“SDI”), Stillman Digital Bermuda Ltd., and Valour Funds SPC. Neuronomics AG was 52.5% owned until September 30, 2025 by the Company and was consolidated on the basis of control. On October 1, 2025, the Company’s ownership in Neuronomics dropped to 44.68% and the investment was reclassified to investment in associate (see note 11). Valour Digital Securities Limited is 0% owned by the Company and consolidated on the basis of control. On February 9, 2026, the Company incorporated Valour Funds SPC to serve as its planned crypto fund (see Note 8). All material intercompany transactions and balances between the Company and its subsidiaries have been eliminated on consolidation. DeFi Holdings (Bermuda) Ltd. was dissolved on January 26, 2026. Reflexivity LLC was dissolved on June 25, 2026.

Intercompany balances and any unrealized gains and losses or income and expenses arising from intercompany transactions are eliminated in preparing the condensed consolidated interim financial statements.

(c)	Basis of preparation and functional currency

These condensed consolidated interim financial statements have been prepared on a historical cost basis except for certain financial instruments and investments that have been measured at fair value. In addition, these condensed consolidated interim financial statements have been prepared using the accrual basis of accounting except for cash flow information.

Foreign currency transactions are recorded at the exchange rate as at the date of the transaction. At each statement of financial position date, monetary assets and liabilities in foreign currencies other than the functional currency are translated using the period end foreign exchange rate. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary assets and liabilities in foreign currencies other than the functional currency are translated using the historical rate. All gains and losses on translation of these foreign currency transactions and balances are included in the profit and loss. The functional currency for DeFi, DeFi Bermuda, Reflexivity LLC, Valour Inc., Valour Europe AG, Stillman Digital Inc., Stillman Digital Bermuda Ltd. and Valour Digital Securities Limited is the U.S Dollar. The functional currency of DeFi Middle East DMCC is the United Arab Emirates Dirham. The functional currency of Neuronomics AG is the Swiss Franc.

The results and financial position of foreign operations (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

● assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet,

● income and expenses for each statement of loss and comprehensive loss are translated at average exchange rates (unless this is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions), and

● all resulting exchange differences are recognized in other comprehensive loss.

On consolidation, exchange differences arising from the translation of any net investment in foreign entities and of borrowings are recognized in other comprehensive loss. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss, as part of the gain or loss on sale.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the closing rate.

IFRS does not have clear and definitive guidance on the treatment of custodied digital assets. As such, the Company looked to industry practice and other standard setting bodies, such as SEC Staff Accounting Bulletins (“SAB”) and US GAAP for guidance on the treatment of these assets.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

2.	Material accounting policy information (continued)

(d)	Investment in associates

Investment in associates accounted for using the equity method

An associate is an entity over which the Company has significant influence but not control. Investments in associates are based on the Company’s ability to exercise significant influence over the operating and financial policies of the investee. Unless qualified for the election as described below, investments in associates are accounted for using the equity method whereby the investment is initially recorded at cost and adjusted thereafter for additional investments made, dividends received and to recognize the Company’s proportionate share of the associate’s post acquisition income or loss.

The Company’s share of the associate’s profit or loss is recognized in the consolidated statement of loss, and its share of movements in other comprehensive income is recognized in the consolidated statement of other comprehensive loss with a corresponding adjustment to the carrying amount of the investment. When the Company’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Company does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Company determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Company calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in the consolidated statement of loss and comprehensive loss.

The Company classifies its investment in Neuronomics as an investment in associate, as the Company owns 44.68% of Neuronomics as at September 30, 2026 and December 31, 2025.

Investment in associates accounted for at fair value

Where applicable, the Company may on initial recognition on an investment-by-investment basis elect to account for investments in associates at fair value through profit or loss in accordance with IAS 28 – Investments in Associates and Joint Ventures. This election is applicable for investments in associates or joint ventures, held directly, or indirectly through, an entity that is a venture capital organization, a mutual fund, a unit trust or a similar entity.

The Company has concluded that Valour Funds SPC (see Note 8), through which the Company holds its investment in the Smart Crypto Fund SP (the “Smart Crypto Fund”), is an entity similar to a mutual fund and has made this election. The investment in the Smart Crypto Fund is therefore not accounted for using the equity method, and the Company does not recognize its share of the Smart Crypto Fund’s profit or loss. Changes in fair value are recognized in statement of operations in the period in which they arise.

(e)	Significant accounting judgements, estimates and assumptions

(i)	Control

Significant judgment is involved in the determination whether the Company controls another entity under IFRS 10. The Company is deemed to control an investee when it demonstrates: power over the investee, exposure, or rights to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of the investor’s returns. There is judgement required to determine whether these criteria are met.

The Company determined it controlled Valour Digital Securities Limited through its role as arranger.

The Company determined that it controls Valour Funds SPC (“SPC”) because Valour Inc. (“Valour”) holds all of the management shares of the SPC, which carry the voting rights, and the directors of the SPC are executives of the Company and Valour.

The Company determined that it does not control the Smart Crypto Fund. The Smart Crypto Fund is a deemed separate entity (a “silo”) under IFRS 10, and control of the Smart Crypto Fund was therefore assessed separately from control of the SPC. The Company concluded that Neuronomics AG, as the investment manager, has the power to direct the relevant activities of the Smart Crypto Fund.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

2.	Material accounting policy information (continued)

(ii)	Determination of significant influence and impairment of investment in associate

The Company has classified Neuronomics as an associate based on management’s judgment that the Company has significant influence through board representation and 44.68% of the voting rights. Other parties hold 55% of the voting rights and the Company does not exercise control over the board of directors and its operational decision-making process.

Impairment exists when the carrying value of the investment in associate exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use. The determination of impairment requires significant judgement and can be triggered by significant adverse changes in the market, economic or legal environment in which the associate operates.

(iii)	Significant influence over the Smart Crypto Fund

The Company has classified the Smart Crypto Fund as an associate based on management’s judgement that the Company has significant influence. The Company has significant influence over Neuronomics (see Note 2e(ii)), who acts as the investment manager of the Smart Crypto Fund. The Company also has representation on the investment committee of the Smart Crypto Fund, which reviews the investment objectives and results of the Smart Crypto Fund periodically. As a part of the launch and operation of the Smart Crypto Fund, the Company provided the seed capital, and will continue to provide support to raise additional capital and bear an operating support amount payable to Neuronomics during an initial support period.

(f)	Investments

Purchases and sales of investments where the Company cannot exert control or significant influence are recognized on a trade date basis. Public and private investments at fair value through profit or loss are initially recognized at fair value, with changes in fair value reported in profit (loss). At each financial reporting period, the Company’s management estimates the fair value of its investments based on the criteria below and reflects such valuations in the financial statements.

Transaction costs are expensed as incurred in the statements of loss. The determination of fair value requires judgment and is based on market information where available and appropriate. At the end of each financial reporting period, the Company’s management estimates the fair value of investments based on the criteria below and reflects such changes in valuations in the statements of loss. The Company is also required to present its investments (and other financial assets and liabilities reported at fair value) into three hierarchy levels (Level 1, 2, or 3) based on the transparency of inputs used in measuring the fair value, and to provide additional disclosure in connection therewith (see Note 24, “Financial instruments”). The three levels are defined as follows:

Level 1 – investment with quoted market price;

Level 2 – investment which valuation technique is based on observable market inputs; and

Level 3 – investment which valuation technique is based on non-observable market inputs.

Publicly traded investments:

1. Securities, including shares, options, and warrants which are traded on a recognized securities exchange and for which no sales restrictions apply are recorded at fair values based on quoted closing prices at the statement of financial position date or the closing price on the last day the security traded if there were no trades at the statement of financial position date. The Company utilizes the quoted closing prices. These are included in Level 1 as disclosed in Note 24.

2. Securities which are traded on a recognized securities exchange but which are escrowed or otherwise restricted as to sale or transfer are recorded at amounts discounted from market value. Shares that are received as part of a private placement that are subject to a standard four-month hold period are not discounted due the short term of the hold period. In determining the discount for such investments, the Company considers the nature and length of the restriction, business risk of the investee company, relative trading volume and price volatility and any other factors that may be relevant to the ongoing and realizable value of the investments. These are included in Level 2 in Note 24.

3. Warrants or options of publicly traded securities which do not have a quoted price are carried at an estimated fair value calculated using the Black-Scholes option pricing model if sufficient and reliable observable market inputs are available. These are included in Level 2 as disclosed in Note 24.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

2.	Material accounting policy information (continued)

4. Securities which are traded on a recognized securities exchange but which do not have an active market are recorded at the most recent transaction price. These are included in Level 3 in Note 24.

The amounts at which the Company’s publicly traded investments could be disposed of may differ from carrying values based on market quotes, due to market price changes and the fair value was determined at a specific time, the value at which significant ownership positions are sold is often different than the quoted market price due to a variety of factors such as premiums paid for large blocks or discounts due to illiquidity. Such differences could be material.

Privately held investments:

1. Securities in privately held companies (other than options and warrants) are initially recorded at cost, being the fair value at the time of acquisition. At the end of each financial reporting period, the Company’s management estimates the fair value of investments based on the criteria below and reflects such valuations in the financial statements. These are included in Level 3 as disclosed in Note 24. Options and warrants of private companies are carried at fair value using valuation technique.

With respect to valuation, the financial information of private companies in which the Company has investments may not always be available, or such information may be limited and/or unreliable. Use of the valuation approach described below may involve uncertainties and determinations based on the Company’s judgment and any value estimated from these may not be realized or realizable. In addition to the events described below, which may affect a specific investment, the Company will take into account general market conditions when valuing the privately held investments in its portfolio. In the absence of occurrence of any of these events or any significant change in general market conditions indicates generally that the fair value of the investment has not materially changed.

2. An upward adjustment is considered appropriate and supported by pervasive and objective evidence such as significant subsequent equity financing by an unrelated investor at a transaction price higher than the Company’s carrying value; or if there have been significant corporate, political or operating events affecting the investee company that, in management’s opinion, have a positive impact on the investee company’s prospects and therefore its fair value. In these circumstances, the adjustment to the fair value of the investment will be based on management’s judgment and any value estimated may not be realized or realizable. Such events include, without limitation:

● political changes in a country in which the investee company operates which, for example, reduce the corporate tax burden, or to an extent that, it was not previously allowed, or reduce or eliminate the need for approvals;

● receipt by the investee company of approvals, which allow the investee company to proceed with its project(s);

● release by the investee company of positive operational results, which either proves or expands their investee’s prospects; and

● important positive management changes by the investee company that the Company’s management believes will have a very positive impact on the investee company’s ability to achieve its objectives and build value for shareholders.

3. Downward adjustments to carrying values are made when there is evidence of a decline in value as indicated by the assessment of the financial condition of the investment based on third party financing, operational results, forecasts, and other developments since acquisition, or if there have been significant corporate, political or operating events affecting the investee company that, in management’s opinion, have a negative impact on the investee company’s prospects and therefore its fair value. The amount of the change to the fair value of the investment is based on management’s judgment and any value estimated may not be realized or realizable. Such events include, without limitation:

● political changes in a country in which the investee company operates which increases the tax burden on companies;

● denial of the investee company’s application for approvals which prohibit the investee company from proceeding with its projects;

● the investee company releases negative operating results;

● changes to the management of the investee company take place which the Company believes will have a negative impact on the investee company’s ability to achieve its objectives and build value for shareholders;

● the investee company is placed into receivership or bankruptcy; and

● based on financial information received from the investee company, it is apparent to the Company that the investee company is unlikely to be able to continue as a going concern.

The resulting values may differ from values that would be realized had a ready market existed. The amounts at which the Company’s privately held investments could be disposed of may differ from the carrying value assigned. Such differences could be material.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

2.	Material accounting policy information (continued)

Equity investments in digital assets at fair value through profit and loss

Investments in equity instruments at fair value through profit or loss - Included in investments in equity instruments at fair value through profit or loss are investments in a US private company (LLC), and a U.S. Limited Liability Partnership via a Cayman Islands domiciled feeder Limited Liability Partnership.

Management accounted for such investments at fair value to profit or loss under IFRS 9, because the Company does not exercise significant influence over the investee. The Company does not have any contractual right to appoint any representative to the investee’s board of directors. In addition, the Company does not have any participation in policymaking processes and does not have any material transactions with the investee. The fair value of investments in investment funds which are not quoted in an active market is determined by using net asset value as determined by the investment fund’s administrator and include a discount for lack of marketability (“DLOM”). Management deems the net asset value to be the fair value after considering key factors such as the liquidity of the investment fund or its underlying investments, any restrictions on redemptions and basis of accounting.

The Company classifies equity investments it intends to sell within twelve months as current and those where the expectation is to hold for periods longer than a year as non-current. These are included in Level 3 disclosed in Note 24.

Investment in seeded fund

The Company’s investment in the seeded fund consists of its investment, through Valour, in Class B Portfolio Shares of the Smart Crypto Fund. The Smart Crypto Fund is managed by Neuronomics, an associate of the Company.

Management elected to account for this investment at fair value through profit or loss because Valour is an entity similar to a mutual fund. The Company has significant influence over the Smart Crypto Fund but does not control it. The fair value of the investment is determined by using the net asset value as determined by the fund’s administrator. The Class B Portfolio Shares are redeemable monthly at net asset value per share and are not subject to a lock-up period, and the fund’s underlying digital assets are valued using observable market prices. Management deems the net asset value to be the fair value after considering key factors such as the liquidity of the fund and its underlying investments, any restrictions on redemptions and the basis of accounting.

The Company classifies the investment as non-current as it intends to hold the investment for longer than twelve months. The investment in the seeded fund is included in Level 2 disclosed in Note 24.

(g)	Revenue recognition

Revenue is recognized at an amount that reflects the consideration to which the Company is expected to be entitled in exchange for transferring services to a customer. For each contract with a customer, the Company: identifies the contract with a customer; identifies the performance obligations in the contract; determines the transaction price which takes into account estimates of variable consideration and the time value of money; allocates the transaction price to the separate performance obligations on the basis of the relative stand-alone selling price of each distinct service to be delivered; and recognizes revenue when or as each performance obligation is satisfied in a manner that depicts the transfer to the customer of the services promised. Revenue is recognized only when it is probable that the economic benefits associated with the transaction will flow to the Company. However, when an uncertainty arises about the collectability of an amount already included in revenue, the uncollectible amount, or the amount in respect of which recovery has ceased to be probable, is recognized as an expense, rather than as an adjustment of the amount of revenue originally recognized.

Management fees and performance fees

The Company recognizes revenue from management fees earned on various ETP products. The management fee percentage is outlined in each ETP prospectus. The management fee is calculated daily based on the daily ETP net asset value and is recognized daily when the management fee is calculated. The management fee is deducted from the net asset value of the ETPs. The management fees are valued in the underlying ETPs base currency and converted into USD daily.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)

2.	Material accounting policy information (continued)

The Company also earns revenue from its share of the management fee and performance fee charged to the Smart Crypto Fund. The fees are paid by the Smart Crypto Fund to Neuronomics and shared with Valour under the investment management agreement, in return for Valour providing seed capital, raising additional capital for the Smart Crypto Fund and bearing an operating support amount payable to Neuronomics during an initial support period. The fee share is income from the Company’s ordinary activities and is presented as revenue.

The management fee share accrues monthly based on the net asset value of the Smart Crypto Fund and is recognized as the services are provided. The performance fee share is variable consideration and is recognized at the end of the calculation period, when the Company has determined that a significant reversal of revenue will not occur.

Trading commissions

The Company primarily generates revenue through commission fees charged on the Stillman Digital trading platform. The revenues are all recognized at a point in time upon the trade execution and settlement. The commission rates vary and depend on size of trade, asset and client. There is no general right of return in such arrangements.

Other revenues

The Company earns revenue from aggregating small individual trades during the day to facilitate hedging and optimize liquidity and hedging them periodically. These are computed as net fiat receivables and are measured based on the average daily USD rates at the end of each day.

(h)	New and future accounting changes

IFRS 7 and IFRS 9 - In May 2024, the IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments – Disclosures. The amendments clarify the derecognition of financial liabilities and introduce an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system. The amendments also clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG) - linked features and other similar contingent features and the treatment of nonrecourse assets and contractually linked instruments (CLIs). Further, the amendments mandate additional disclosures in IFRS 7 for financial instruments with contingent features and equity instruments classified at FVOCI. The amendments are effective for annual periods starting on or after January 1, 2026. Adoption of this standard did not have a material impact on the Company’s condensed consolidated interim financial statements.

Certain pronouncements were issued by the IASB or the IFRIC that are mandatory for accounting periods on or after January 1, 2027 or later periods. Many are not applicable or do not have a significant impact on the Company and have been excluded.

IFRS 18 - In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements to improve reporting of financial performance. The new standard replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new categories and required subtotals in the statement of profit and loss and also requires disclosure of management-defined performance measures. It also includes new requirements for the location, aggregation and disaggregation of financial information. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements. Retrospective application is required and early adoption is permitted. The Company has not yet determined the impact of the implementation of IFRS 18 on its financial statements.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)